Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule to Company's Financial Assets Measured at Fair Value on a Recurring Basis
The following table presents the Company’s financial assets measured at fair value on a recurring basis as of June 30, 2023 (in thousands):

	Total	Level 1	Level 2	Level 3
Cash equivalents:
U.S. government securities	$140,102	$—	$140,102	$—
Certificates of deposit	24,000	—	24,000	—
Money market funds	58,043	58,043	—	—

Total cash equivalents	$222,145	$58,043	$164,102	$—

Marketable debt securities, available-for-sale:
U.S. government securities	6,824	—	6,824	—

Total Marketable debt securities, available-for-sale	$6,824	$—	$6,824	$—

The following table presents the Company’s financial assets measured at fair value on a recurring basis as of December 31, 2022 (in thousands):

	Total	Level 1	Level 2	Level 3
Cash equivalents:
Certificates of deposit	$24,000	$—	$24,000	$—
Commercial paper	15,352	—	15,352	$—
Money market funds	12,743	12,743	—	—

Total cash equivalents	$52,095	$12,743	$39,352	$—

Marketable debt securities, available-for-sale:
Commercial paper	$15,781	$—	$15,781	$—
Certificates of deposit	7,477	—	7,477	—
U.S. government securities	4,971	—	4,971	—
Corporate bonds	644	—	644	—

Total Marketable debt securities, available-for-sale	$28,873	$—	$28,873	$—

Marketable debt securities, available-for-sale, net of current portion:
U.S. government securities	$6,795	$—	$6,795	$—
Corporate bonds	6,632	—	6,632	—
Asset backed securities	2,954	—	2,954	—
Non-U.S. government securities	412	—	412	—

Total Marketable debt securities, available-for-sale, net of current portion	$16,793	$—	$16,793	$—

The following table presents the Company’s financial assets measured at fair value on a recurring basis as of December 31, 2022 (in thousands):

	Total	Level 1	Level 2	Level 3
Cash equivalents:
Certificates of deposit	$24,000	$—	$24,000	$—
Commercial paper	15,352	—	15,352	—
Money market funds	12,743	12,743	—	—

Total cash equivalents	$52,095	$12,743	$39,352	$—

Marketable debt securities, available-for-sale:
Commercial paper	$15,781	$—	$15,781	$—
Certificates of deposit	7,477	—	7,477	—
U.S. government securities	4,971	—	4,971	—
Corporate bonds	644	—	644	—

Total Marketable debt securities, available-for-sale	$28,873	$—	$28,873	$—

Marketable debt securities, available-for-sale, net of current portion:
U.S. government securities	$6,795	$—	$6,795	$—
Corporate bonds	6,632	—	6,632	—
Asset backed securities	2,954	—	2,954	—
Non-U.S. government securities	412	—	412	—

Total Marketable debt securities, available-for-sale, net of current portion	$16,793	$—	$16,793	$—